Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure of associates [line items]
Carrying amount	$ 22,244	$ 22,244		$ 22,577
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	17,754	17,754	$ 17,754	18,057	$ 18,057
Fair value	$ 10,991	$ 10,991		10,491
HSBC’s interest percent	19.03%	19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 3,557	$ 3,557		3,618
Fair value	$ 5,222	$ 5,222		$ 4,320
HSBC’s interest percent	40.00%	40.00%